Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES	$ 234,221	$ 54,825	$ 165,742
OPERATING EXPENSES:
Production costs	49,464	17,244	103,238
Exploration costs	4,626,139	4,551,666	3,542,977
General and administrative	5,195,830	8,569,413	6,541,043
Depreciation expense	1,164,366	317,570	280,991
Loss from disposition and impairment of land and equipment		2,482	9,913
Total Operating Expenses	11,035,799	13,458,375	10,478,162
Operating Loss	(10,801,578)	(13,403,550)	(10,312,420)
OTHER INCOME (EXPENSE):
Interest expense, net, including amortization of deferred financing cost and debt discount	(1,667,285)	(497,187)	(12,993)
Gain on revaluation of derivatives	830,000	995,000	630,000
Other expense	(258,252)	(6,789)	(9,986)
Total Other Income (Expense), net	485,261	340,024	580,021
Gain (Loss) on revaluation of stock awards	110,000	44,000	(27,000)
Net loss	(10,316,317)	(13,063,526)	(9,732,399)
Net Loss Per Share (Basic and Diluted) (in Dollars per share)	$ (0.11)	$ (0.14)	$ (0.11)
Weighted Average Shares Outstanding (Basic and Diluted) (in Shares)	94,895,194	94,303,264	89,552,788
Warrant Derivative Liability [Member]
OTHER INCOME (EXPENSE):
Gain on revaluation of derivatives	830,000	995,000	630,000
PIK Note Derivative Liability [Member]
OTHER INCOME (EXPENSE):
Gain on revaluation of derivatives	$ 1,470,798	$ (195,000)